Statements Of Changes In Trust Capital - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Trust capital, Beginning				$ 159,810,538	$ 174,548,246
Subscriptions				3,572,314	4,776,770
Redemptions				(23,892,452)	(23,359,038)
Net income (loss) before profit share to Managing Owner		$ 3,247,120	$ 79,258	(22,155,675)	855,097
Profit share to Managing Owner:			(7,999)		(61,143)
Trust capital, Ending		117,334,725	156,759,932	117,334,725	156,759,932
Series 1 Unitholders [Member]
Trust capital, Beginning				$ 107,565,649	$ 130,410,857
Trust capital, units, Beginning				88,422.039	110,008.795
Subscriptions
Subscriptions, units
Redemptions				$ (13,704,289)	$ (21,314,185)
Redemptions, units				(13,223.509)	(18,052.645)
Additional units allocated, units	[1]			212.588	238.635
Net income (loss) before profit share to Managing Owner				$ (15,669,793)	$ (519,632)
Profit share to Managing Owner:
Trust capital, Ending		$ 78,191,567	$ 108,577,040	$ 78,191,567	$ 108,577,040
Trust capital, units, Ending		75,411.118	92,194.785	75,411.118	92,194.785
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,036.87	$ 1,177.69	$ 1,036.87	$ 1,177.69
Series 3 Unitholders [Member]
Trust capital, Beginning				$ 34,128,621	$ 31,842,823
Trust capital, units, Beginning				19,430.353	19,251.321
Subscriptions				$ 1,353,000	$ 2,420,000
Subscriptions, units				794.391	1,444.694
Redemptions				$ (7,434,558)	$ (2,039,210)
Redemptions, units				(4,937.594)	(1,211.667)
Additional units allocated, units	[1]
Net income (loss) before profit share to Managing Owner				$ (4,421,850)	$ 860,263
Profit share to Managing Owner:					(61,143)
Trust capital, Ending		$ 23,625,213	$ 33,022,733	$ 23,625,213	$ 33,022,733
Trust capital, units, Ending		15,287.150	19,484.348	15,287.150	19,484.348
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,545.43	$ 1,694.83	$ 1,545.43	$ 1,694.83
Series 4 Unitholders [Member]
Trust capital, Beginning				$ 9,261,037	$ 7,485,965
Trust capital, units, Beginning				4,104.713	3,619.144
Subscriptions				$ 763,699	$ 661,383
Subscriptions, units				349.463	321.466
Redemptions				$ (963,063)	$ (5,643)
Redemptions, units				(473.926)	(2.639)
Additional units allocated, units	[1]
Net income (loss) before profit share to Managing Owner				$ (1,055,908)	$ 330,828
Profit share to Managing Owner:
Trust capital, Ending		$ 8,005,765	$ 8,472,533	$ 8,005,765	$ 8,472,533
Trust capital, units, Ending		3,980.250	3,937.971	3,980.250	3,937.971
Managing Owner's allocation:
Net asset value per unit outstanding		$ 2,011.37	$ 2,151.50	$ 2,011.37	$ 2,151.50
Series 5 Unitholders [Member]
Trust capital, Beginning				$ 4,624,421	$ 929,881
Trust capital, units, Beginning				2,759.746	584.994
Subscriptions				$ 1,455,615	$ 1,691,013
Subscriptions, units				929.901	1,050.850
Redemptions				$ (590,542)
Redemptions, units				(410.154)
Net income (loss) before profit share to Managing Owner				$ (681,562)	$ 27,858
Trust capital, Ending		$ 4,807,932	$ 2,648,752	$ 4,807,932	$ 2,648,752
Trust capital, units, Ending		3,279.493	1,635.844	3,279.493	1,635.844
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,466.06	$ 1,619.20	$ 1,466.06	$ 1,619.20
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning
Subscriptions					$ 4,374
Subscriptions, units					3.656
Redemptions
Redemptions, units
Additional units allocated, units	[1]				0.083
Net income (loss) before profit share to Managing Owner
Profit share to Managing Owner:
Trust capital, Ending			$ 4,395		$ 4,395
Trust capital, units, Ending			3.739		3.739
Managing Owner [Member]
Trust capital, Beginning				$ 4,230,810	$ 3,878,720
Trust capital, units, Beginning				3,477.855	3,271.911
Subscriptions
Subscriptions, units
Redemptions				$ (1,200,000)
Redemptions, units				(989.238)
Additional units allocated, units	[1]			119.471	153.838
Net income (loss) before profit share to Managing Owner				$ (326,562)	$ 155,759
Profit share to Managing Owner:
Trust capital, Ending		$ 2,704,248	$ 4,034,479	$ 2,704,248	$ 4,034,479
Trust capital, units, Ending		2,608.088	3,425.749	2,608.088	3,425.749

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7% brokerage fee and to the Managing Owner.